Equipment Loans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Equipment Loans

Consists of the following:

	March 31, 2021	December 31, 2020

Various notes payable to banks and financial institutions with interest rates varying from 0.00% to 13.89%, collateralized by equipment with monthly payments ranging from $400 to $11,600 through 2025:	5,905,300	$5,595,500
Book value of collateralized equipment:	7,354,100	$6,475,600

Consists of the following:

	December 31, 2020	December 31, 2019

Various notes payable to banks and financial institutions with interest rates varying from 0.00% to 14.41%, collateralized by equipment with monthly payments ranging from $400 to $11,600 through 2025:	$5,595,500	$3,476,800
Book value of collateralized equipment:	$6,475,600	$4,539,900

Schedule of Future Equipment Loan Maturities	For the years ended March 31:
2022	$1,673,100
2023	1,707,500
2024	1,475,200
2025	1,016,000
2026	33,500

$5,905,300
Future equipment loan maturities are as follows: For the years ended December 31:
2021	$1,495,300
2022	1,532,200
2023	1,345,300
2024	1,165,100
2025	57,600

$5,595,500